Stockholders' Equity (Details Narrative) (10-K) - USD ($)		1 Months Ended												12 Months Ended
	Apr. 22, 2020	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Jun. 30, 2019	Apr. 30, 2019	Mar. 31, 2019	Jan. 31, 2019	Dec. 31, 2019	Mar. 31, 2021
Shares issued price per share			$ 0.22				$ 0.17								$ 0.36
Number of shares issued during the period, value														$ 83,000
Merger Agreement [Member]
Common shares issued for settlement of accounts payable											10,318,746
Merger Agreement [Member] | Convertible Debt [Member]
Shares issued price per share										$ 0.18
Number of restricted stock issued during the period										350,000
Merger Agreement [Member] | Series A Preferred Stock [Member]
Common shares issued for settlement of accounts payable	0.01877292
Two Investors [Member] | Warrants [Member]
Common shares issued in conversion of warrants											$ 150,000
Common shares issued in conversion of warrants, shares											120
Two Noteholders [Member] | Merger Agreement [Member] | Convertible Debt [Member]
Shares issued price per share											$ 0.11
Number of restricted stock issued during the period											700,000
Oncotelic [Member] | Merger Agreement [Member]
Common shares issued for settlement of accounts payable	41,000,033										41,000,033
Oncotelic [Member] | Merger Agreement [Member] | Series A Preferred Stock [Member]
Common shares issued for settlement of accounts payable											193,713
Number of shares issued during the period											77,154
Oncotelic [Member] | Employee [Member]
Common shares issued for compensation												$ 80,594	$ 11,250
Shares issued price per share												$ 4.00	$ 4.00
Oncotelic [Member] | Two Separate Investors [Member]
Shares issued price per share													$ 4.00
Number of shares issued during the period													20,750
Number of shares issued during the period, value													$ 83,000
Autotelic Inc., [Member]
Shares issued price per share													$ 4.00
Common shares issued for settlement of accounts payable													80,772
PointR [Member] | Merger Agreement [Member] | Series A Preferred Stock [Member]
Common shares issued for settlement of accounts payable									11,135,935
Number of shares issued during the period									84,475
Peak One [Member]
Number of shares issued during the period							500,000	500,000
Peak One [Member] | Convertible Notes Payable [Member]
Number of shares issued during the period						569,800		1,200,000
Peak One [Member] | Convertible Notes Payable [Member] | Tranche Two [Member]
Number of shares issued during the period			500,000	500,000	1,000,000
TFK Investments, LLC [Member]
Number of shares issued during the period		657,200					750,000
TFK Investments, LLC [Member] | Restricted Shares [Member]
Shares issued price per share									$ 0.20
Number of shares issued during the period									300,000
Number of shares issued during the period, value									$ 60,000
Conversion percentage									65.00%
Conversion maturity date									Jan. 08, 2020
Conversion price per share									$ 0.10
TFK Investments, LLC [Member] | Convertible Notes Payable [Member]
Number of shares issued during the period							1,012,145
Peak One Opportunity Fund, L.P [Member] | Restricted Shares [Member]
Shares issued price per share										$ 0.20
Number of shares issued during the period										300,000
Number of shares issued during the period, value										$ 60,000
Conversion percentage										65.00%
Conversion maturity date										Jan. 18, 2020
Conversion price per share										$ 0.10